DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 5.4%
Aurizon Holdings Ltd.	435,292	$1,283,982
Coca-Cola Amatil Ltd.	108,164	1,121,287
Computershare Ltd.	112,437	1,155,137
Fortescue Metals Group Ltd.	377,988	7,055,512
Magellan Financial Group Ltd.	28,434	956,271
Medibank Pvt Ltd.	628,264	1,347,334
Rio Tinto Ltd.	82,361	8,110,131
Treasury Wine Estates Ltd.	163,514	1,379,859
Wesfarmers Ltd.	251,735	9,596,546

(Cost $22,883,069)		32,006,059

Belgium - 0.1%
Proximus SADP
(Cost $854,909)	34,471	677,823

Denmark - 0.5%
Pandora A/S	22,045	2,157,630
Tryg A/S	33,608	1,064,265

(Cost $2,395,280)		3,221,895

Finland - 1.9%
Elisa OYJ	32,306	1,935,164
Fortum OYJ	101,023	2,537,045
Orion OYJ, Class B	23,789	980,887
UPM-Kymmene OYJ	119,702	4,591,302
Wartsila OYJ Abp	98,416	1,135,084

(Cost $9,434,575)		11,179,482

France - 10.6%
Bouygues SA	50,929	2,074,600
Danone SA	137,203	9,402,684
Sanofi	251,608	23,149,469
Sodexo SA*	19,234	1,849,489
TOTAL SE(a)	559,345	26,054,067

(Cost $58,429,383)		62,530,309

Germany - 14.0%
Allianz SE	91,616	22,218,472
BASF SE	203,955	16,767,287
Bayer AG	217,967	13,260,173
Evonik Industries AG	46,707	1,581,167
Hannover Rueck SE	13,653	2,325,055
HOCHTIEF AG	5,725	513,184
Siemens AG	169,824	26,380,836

(Cost $70,627,776)		83,046,174

Hong Kong - 6.1%
BOC Hong Kong Holdings Ltd.	822,005	2,733,888
CK Asset Holdings Ltd.	573,425	3,367,066
CK Hutchison Holdings Ltd.	591,327	4,466,959
CK Infrastructure Holdings Ltd.	144,348	836,425
CLP Holdings Ltd.	364,687	3,556,443
Hang Lung Properties Ltd.	449,298	1,164,172
Hang Seng Bank Ltd.	169,434	3,276,261
Henderson Land Development Co. Ltd.	322,220	1,399,810
HKT Trust & HKT Ltd.(b)	825,944	1,122,219
Jardine Matheson Holdings Ltd.	49,488	2,589,212
Power Assets Holdings Ltd.	306,589	1,703,415
Sino Land Co. Ltd.	680,713	1,030,193
Sun Hung Kai Properties Ltd.	289,292	4,646,662
WH Group Ltd., 144A	2,128,803	1,909,991
Wharf Real Estate Investment Co. Ltd.	369,399	2,207,151

(Cost $33,138,845)		36,009,867

Italy - 4.4%
Assicurazioni Generali SpA	243,006	4,586,641
Enel SpA	1,805,981	17,194,840
Snam SpA	445,974	2,325,526
Terna Rete Elettrica Nazionale SpA	315,284	2,207,367

(Cost $25,941,344)		26,314,374

Japan - 14.0%
Amada Co. Ltd.	71,400	865,191
Asahi Kasei Corp.	280,374	3,015,849
Bridgestone Corp.	117,300	4,581,240
Daiwa House Industry Co. Ltd.	124,071	3,497,139
Isuzu Motors Ltd.	127,600	1,334,207
ITOCHU Corp.	297,300	8,840,308
Japan Tobacco, Inc.	265,300	4,793,528
Kajima Corp.	97,200	1,238,949
KDDI Corp.	358,000	11,055,191
Mitsubishi Gas Chemical Co., Inc.	35,197	818,973
MS&AD Insurance Group Holdings, Inc.	99,800	2,810,212
NGK Spark Plug Co. Ltd.	36,600	619,046
Nippon Telegraph & Telephone Corp.	287,800	7,450,276
Obayashi Corp.	144,200	1,235,729
Pola Orbis Holdings, Inc.	18,600	424,759
Seiko Epson Corp.	61,909	1,013,416
Sekisui House Ltd.	138,224	2,590,889
SoftBank Corp.	640,200	8,658,984
Sompo Holdings, Inc.	73,600	2,818,547
Sumitomo Chemical Co. Ltd.	345,100	1,668,167
Sumitomo Electric Industries Ltd.	169,400	2,458,955
T&D Holdings, Inc.	119,524	1,611,005
Taisei Corp.	41,900	1,476,765
Tokio Marine Holdings, Inc.	141,376	6,970,604
Tosoh Corp.	58,320	1,067,430

(Cost $74,179,460)		82,915,359

Netherlands - 1.6%
Koninklijke Ahold Delhaize NV	244,450	6,480,224
NN Group NV	65,939	3,057,406

(Cost $9,199,296)		9,537,630

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $1,157,124)	422,675	1,410,631

Norway - 0.6%
Gjensidige Forsikring ASA	43,558	1,006,507
Mowi ASA	99,933	2,429,862

(Cost $3,057,208)		3,436,369

Portugal - 0.6%
EDP - Energias de Portugal SA
(Cost $2,799,363)	619,475	3,568,608

Singapore - 2.4%
Oversea-Chinese Banking Corp. Ltd.	744,602	6,154,152
Singapore Exchange Ltd.	185,450	1,393,281
Singapore Technologies Engineering Ltd.	340,400	962,551
United Overseas Bank Ltd.	261,500	4,853,591
Venture Corp. Ltd.	60,100	867,805

(Cost $12,837,921)		14,231,380

Spain - 4.0%
ACS Actividades de Construccion y Servicios SA	53,591	1,648,336
Enagas SA	56,650	1,194,049
Endesa SA	70,084	1,748,147
Iberdrola SA	1,355,179	17,148,262
Red Electrica Corp. SA	96,970	1,631,942

(Cost $21,135,311)		23,370,736

Sweden - 0.2%
Lundin Energy AB
(Cost $1,044,894)	42,210	1,372,311

Switzerland - 9.1%
Adecco Group AG	34,043	2,146,443
Baloise Holding AG	10,517	1,845,964
Novartis AG	325,467	28,110,311
Swiss Life Holding AG	6,715	3,354,904
Swiss Prime Site AG	17,302	1,626,422
Swisscom AG	5,697	2,872,728
Zurich Insurance Group AG	33,390	13,701,961

(Cost $50,498,107)		53,658,733

United Kingdom - 23.3%
3i Group PLC	218,186	3,376,859
Admiral Group PLC	42,775	1,846,740
Anglo American PLC	271,863	10,538,047
BAE Systems PLC	710,175	4,804,625
British American Tobacco PLC	509,422	17,702,311
Direct Line Insurance Group PLC	301,234	1,350,225
GlaxoSmithKline PLC	1,114,081	18,547,872
Hargreaves Lansdown PLC	74,326	1,569,640
Imperial Brands PLC	212,253	3,955,692
M&G PLC	581,679	1,495,559
National Grid PLC	782,385	8,820,831
Rio Tinto PLC	249,035	21,541,651
Schroders PLC	27,811	1,362,057
Severn Trent PLC	53,443	1,636,340
Standard Life Aberdeen PLC	502,108	2,181,809
Tesco PLC	1,709,900	5,374,097
Unilever PLC	583,799	30,469,114
Wm Morrison Supermarkets PLC	536,929	1,282,538

(Cost $134,944,856)		137,856,007

TOTAL COMMON STOCKS (Cost $534,558,721)		586,343,747

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $729,429)	729,429	729,429

TOTAL INVESTMENTS - 99.1% (Cost $535,288,150)		$587,073,176
Other assets and liabilities, net - 0.9%		5,469,609

NET ASSETS - 100.0%		$592,542,785

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
5,636,041	—	(5,636,041)(e)	—	—	2,224	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
802,916	28,717,986	(28,791,473)	—	—	540	—	729,429	729,429

6,438,957	28,717,986	(34,427,514)	—	—	2,764	—	729,429	729,429

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $21,989,158, which is 3.7% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $23,989,498.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financials	$101,269,208	17.3%
Consumer Staples	86,725,946	14.8
Health Care	84,048,712	14.3
Materials	76,755,518	13.1
Utilities	66,109,240	11.3
Industrials	61,662,753	10.5
Communication Services	35,183,016	6.0
Energy	27,426,378	4.7
Consumer Discretionary	25,188,003	4.3
Real Estate	18,938,616	3.2
Information Technology	3,036,357	0.5

Total	$586,343,747	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
MSCI EAFE Futures	USD	56	$6,082,840	$6,059,200	3/19/2021	$(23,640)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$586,343,747	$—	$—	$586,343,747
Short-Term Investments	729,429	—	—	729,429

TOTAL	$587,073,176	$—	$—	$587,073,176

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(23,640)	$—	$—	$(23,640)

TOTAL	$(23,640)	$—	$—	$(23,640)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.